Consolidated Statement Of Equity (USD $) In Thousands	Common Stock [Member]	Capital Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 69,762	$ 686,106	$ 508,334	$ (13,145)	$ 256	$ 504	$ 1,251,817
Net income			196,563			17	196,580
Purchase of subsidiary shares from noncontrolling interest						(333)	(333)
Other comprehensive income (loss), net of income tax					(141)		(141)
Dividends			(93,423)				(93,423)
Sale of stock	285	12,610		295			13,190
Repurchase of stock				(1,818)			(1,818)
Equity compensation plan	8	(8)
Exercise of stock options	417	14,181					14,598
Stock-based compensation		5,593	(171)				5,422
Balance at Dec. 31, 2012	70,472	718,482	611,303	(14,668)	115	188	1,385,892
Net income			221,300			20	221,320
Other comprehensive income (loss), net of income tax					231		231
Dividends			(102,889)				(102,889)
Stock split	17,655	(17,655)
Sale of stock	188	9,693		409			10,290
Repurchase of stock				(12,823)			(12,823)
Equity compensation plan	17	(17)
Exercise of stock options	632	25,066					25,698
Stock-based compensation		5,066	(442)				4,624
Employee stock plan tax benefits		2,700					2,700
Balance at Dec. 31, 2013	88,964	743,335	729,272	(27,082)	346	208	1,535,043
Net income			233,239			40	233,279
Purchase of subsidiary shares from noncontrolling interest						(208)	(208)
Other comprehensive income (loss), net of income tax					442		442
Dividends			(112,106)				(112,106)
Repurchase of stock				(15,756)			(15,756)
Equity compensation plan	107	(107)
Exercise of stock options	225	7,071					7,296
Stock-based compensation		6,811	(453)				6,358
Employee stock plan tax benefits		1,828					1,828
Other		(793)					(793)
Balance at Dec. 31, 2014	$ 89,296	$ 758,145	$ 849,952	$ (42,838)	$ 788	$ 40	$ 1,655,383